Risk Management - Non-Hedges (Details) $ in Millions, $ in Millions, $ in Millions	Dec. 31, 2025 AUD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 AUD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)
Disclosure of detailed information about hedges [line items]
Fair value liability		$ 4
Fair value asset					$ 7
Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2026-2029, Contract One
Disclosure of detailed information about hedges [line items]
Fair value liability		(2)
Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2026-2029, Contract Two
Disclosure of detailed information about hedges [line items]
Fair value asset		0
Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2025-2028
Disclosure of detailed information about hedges [line items]
Fair value liability					(1)
Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2025-2028, Contract Two
Disclosure of detailed information about hedges [line items]
Fair value liability					(13)
Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2026
Disclosure of detailed information about hedges [line items]
Fair value asset		4
Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2025
Disclosure of detailed information about hedges [line items]
Fair value asset					(9)
Foreign exchange forward contracts – foreign-denominated debt | Discontinued Hedge Positions | Currency risk | Maturity, 2026
Disclosure of detailed information about hedges [line items]
Fair value liability		(4)
Foreign exchange forward contracts – foreign-denominated debt | Discontinued Hedge Positions | Currency risk | Maturity, 2025
Disclosure of detailed information about hedges [line items]
Fair value asset					8
AUD | Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2026-2029, Contract One
Disclosure of detailed information about hedges [line items]
Notional amount sold	$ 12
AUD | Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2025-2028
Disclosure of detailed information about hedges [line items]
Notional amount sold				$ 14
AUD | Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2026
Disclosure of detailed information about hedges [line items]
Notional amount purchased	$ 152
AUD | Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2025
Disclosure of detailed information about hedges [line items]
Notional amount purchased				$ 153
Canada, Dollars | Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2026-2029, Contract One
Disclosure of detailed information about hedges [line items]
Notional amount purchased		7
Canada, Dollars | Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2026-2029, Contract Two
Disclosure of detailed information about hedges [line items]
Notional amount purchased		377
Canada, Dollars | Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2025-2028
Disclosure of detailed information about hedges [line items]
Notional amount purchased					10
Canada, Dollars | Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2025-2028, Contract Two
Disclosure of detailed information about hedges [line items]
Notional amount purchased					585
Canada, Dollars | Foreign exchange forward contracts – foreign-denominated debt | Discontinued Hedge Positions | Currency risk | Maturity, 2026
Disclosure of detailed information about hedges [line items]
Notional amount sold		$ 195
Canada, Dollars | Foreign exchange forward contracts – foreign-denominated debt | Discontinued Hedge Positions | Currency risk | Maturity, 2025
Disclosure of detailed information about hedges [line items]
Notional amount sold					$ 192
USD | Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2026-2029, Contract Two
Disclosure of detailed information about hedges [line items]
Notional amount sold			$ 277
USD | Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2025-2028, Contract Two
Disclosure of detailed information about hedges [line items]
Notional amount sold						$ 419
USD | Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2026
Disclosure of detailed information about hedges [line items]
Notional amount sold			99
USD | Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2025
Disclosure of detailed information about hedges [line items]
Notional amount sold						101
USD | Foreign exchange forward contracts – foreign-denominated debt | Discontinued Hedge Positions | Currency risk | Maturity, 2026
Disclosure of detailed information about hedges [line items]
Notional amount purchased			$ 140
USD | Foreign exchange forward contracts – foreign-denominated debt | Discontinued Hedge Positions | Currency risk | Maturity, 2025
Disclosure of detailed information about hedges [line items]
Notional amount purchased						$ 140